Share - Based Compensation Share Based Compensation - 5 (Details) (Restricted stock and Restricted Stock units [Member], USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Jun. 30, 2013
Restricted stock and Restricted Stock units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance, Shares	251
Beginning Balance, Weighted-Average Grant-Date Fair Value	$ 28.50
Granted, shares	41
Granted, Weighted-Average Grant-Date Fair Value	$ 42.05
Forfeitures	(9)
Forfeitures, Weighted Average Grant Date Fair Value	$ 30.34
Vested, Shares	(105)
Vested, Weighted-Average Grant- Date Fair Value	$ 26.09
Ending Balance, Shares	178
Ending Balance, Weighted-Average Grant-Date Fair Value	$ 32.96